LEASES (Details Narrative)			12 Months Ended
	Apr. 02, 2020 USD ($)	Apr. 02, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CAD ($)	Apr. 02, 2021 USD ($)	Jul. 14, 2020 USD ($)	Jul. 14, 2020 CAD ($)	Jul. 10, 2020 USD ($)	Oct. 01, 2019 USD ($)	Jan. 02, 2019
Lessor, Lease, Description [Line Items]
Lease receivables, payments expected to be received			$ 45,856		$ 609,504
Inventory			30,000		297,958
Lease rental revenues			45,856
Cost of goods sold			30,000
Right of use assets			249,319	$ 138,531	202,915
Lease liablities			$ 276,741	137,160	$ 216,947
Gain on termination of lease	$ 8,428
Weighted average discount rate			11.98%										11.98%
Operating lease expense			$ 86,645	$ 44,875
F D 150 Lease [Member]
Lessor, Lease, Description [Line Items]
Right of use assets								$ 1,018
Lease liablities								$ 1,018
Remaining lease term					3 years 29 days
Trailer Lease [Member]
Lessor, Lease, Description [Line Items]
Right of use assets						$ 8,886	$ 11,016
Lease liablities						$ 8,886	$ 11,016
Remaining lease term					3 years 11 months 1 day
CANADA
Lessor, Lease, Description [Line Items]
Right of use assets											$ 164,114
Lease liablities											156,364
Remaining lease term			1 year 8 months 1 day		1 year 2 months 1 day
Prepaid rent											$ 7,750
Security deposit			$ 7,750		$ 7,750
Surrey, BC [Member]
Lessor, Lease, Description [Line Items]
Right of use assets									$ 133,825	$ 175,843
Lease liablities									125,014	163,895
Remaining lease term			2 years 6 months 29 days		2 years 29 days
Prepaid rent									8,811
CAD [Member]
Lessor, Lease, Description [Line Items]
Gain on termination of lease		$ 11,294
CAD [Member] | Surrey, BC [Member]
Lessor, Lease, Description [Line Items]
Prepaid rent									$ 11,948	$ 11,948
Copier Lease [Member]
Lessor, Lease, Description [Line Items]
Lease agreement term												5 years
Right of use assets												$ 8,683
Lease liablities												$ 8,683
Remaining lease term					3 years 3 months							3 years 9 months